RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of nature of relationship with related parties

Related parties	Nature of relationships parties	Nature of accounts/ transactions
The Government Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, and investment in financial instruments
Government agencies	Entities under common control

Network service revenues, internet and data service revenues, other telecommunication revenues, life insurance expenses, press release expenses, customer education expenses, office building lease expenses, consultant expenses, training expenses, finance income, and purchase of property and equipments

MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues, and license expenses
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, and finance costs
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, and finance costs
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, and finance costs
BTN	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and finance income
PT Pegadaian (“Pegadaian”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Kimia Farma (“Kimia Farma”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Garuda Indonesia Tbk. (“Garuda Indonesia”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Taspen (“Taspen”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
Perum Peruri (“Peruri”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Perkebunan Nusantara III (Persero) (“PTPN III”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Kereta Api Indonesia (“KAI”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Perusahaan Listrik Negara (“PLN”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and electricity expenses
PT Asuransi Jasa Indonesia (“Jasindo”)	Entity under common control	Fixed assets insurance expenses and personal insurance expenses
PT Industri Telekomunikasi Indonesia (Persero) (“INTI”)	Entity under common control	Purchase of property and equipments
PT Pembangunan Perumahan (Persero) (“Pembangunan Perumahan”)	Entity under common control	Purchase of property and equipments
Bahana TCW	Entity under common control	Mutual funds
PT Sarana Multi Infrastruktur	Entity under common control	Other borrowings and finance costs
Digital Aplikasi Solusi (“Digiserve”), previously Teltranet (Note 1d)*	Associated company	CPE expense and telecommunication system service
Indonusa	Associated company	Pay TV expenses
Tiphone	Associated company	Distribution of SIM cards and pulse reload voucher
Finarya	Associated company	Marketing expenses
Yakes Telkom	Other related entity	Medical expenses
Padi UMKM	Other related entity

Operational and maintenance expenses, collection fees, training expenses, internal security expenses, research and development expenses, printing expenses, meeting expenses, general and other administrative expenses, promotion expenses, advertising expenses, sales fees, customer education expenses, and marketing expenses

Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

*Digiserve status which is accounted as associated company from January to August 2021, and starting from September 2021, has ceased to be associated company and becomes subsidiary with indirect ownership.

Schedule of significant transactions with related parties

	2019		2020		2021
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenues
Majority stockholder
Ministry of Finance	101	0.07	184	0.13	212	0.15
Entities under common control
Government agencies	3,894	2.87	3,894	2.85	5,882	4.11
Indosat	860	0.63	1,034	0.76	1,056	0.74
Pertamina	196	0.14	406	0.30	631	0.44
BNI	578	0.43	547	0.40	404	0.28
BRI	619	0.46	580	0.43	341	0.24
Bank Mandiri	204	0.15	191	0.14	212	0.15
PLN	41	0.03	107	0.08	153	0.11
Pegadaian	229	0.17	178	0.13	148	0.10
Peruri	164	0.12	41	0.03	136	0.09
Kimia Farma	161	0.12	122	0.09	120	0.08
BTN	258	0.19	162	0.12	110	0.08
PTPN III	73	0.05	73	0.05	99	0.07
KAI	144	0.11	92	0.07	84	0.06
Garuda Indonesia	112	0.08	115	0.08	79	0.06
Others (each below Rp75 billion)	1,224	0.90	1,036	0.76	619	0.43
Sub-total	8,757	6.45	8,578	6.29	10,074	7.04
Associated companies	75	0.06	47	0.03	16	0.01
Other related entities	47	0.03	160	0.12	33	0.02
Total	8,980	6.61	8,969	6.57	10,335	7.22

	2019		2020		2021
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses

Entities under common control
MoCI	8,767	9.49	8,347	8.94	8,570	8.64
PLN	2,434	2.64	2,859	3.06	2,349	2.37
Indosat	676	0.73	563	0.60	467	0.47
Jasindo	267	0.29	255	0.27	385	0.39
INTI	—	—	50	0.05	81	0.08
Others (each below Rp75 billion)	301	0.33	262	0.28	241	0.24
Sub-total	12,445	13.48	12,336	13.20	12,093	12.19
Associated companies
Indonusa	437	0.47	432	0.46	210	0.21
Teltranet	173	0.19	122	0.13	134	0.14
Finarya	—	—	198	0.21	125	0.13
Others (each below Rp75 billion)	79	0.09	53	0.06	—	—
Sub-total	689	0.75	805	0.86	469	0.48
Other related entities
Padi UMKM	—	—	—	—	269	0.27
Yakes Telkom	133	0.14	125	0.13	115	0.12
Others (each below Rp75 billion)	1,169	1.27	11	0.01	—	—
Sub-total	1,302	1.41	136	0.14	384	0.39
Total	14,436	15.64	13,277	14.20	12,946	13.06

	2019		2020		2021
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
Finance income
Entities under common control
State-owned banks	743	67.85	564	70.50	348	62.37
Government agencies	18	1.64	8	1.00	14	2.51
Others	10	0.91	—	—	—	—
Total	771	70.40	572	71.50	362	64.88

	2019		2020		2021
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance cost
Majority stockholder
Ministry of Finance	33	0.61	25	0.54	17	0.39
Entities under common control
State-owned banks	1,332	24.43	1,163	25.27	1,247	28.38
Sarana Multi Infrastruktur	263	4.82	313	6.80	192	4.37
Total	1,628	29.86	1,501	32.61	1,456	33.14

	2019		2020		2021
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Distribution of SIM card and pulse reload voucher
Associated companies
Tiphone	5,927	4.37	1,766	1.29	959	0.67
Total	5,927	4.37	1,766	1.29	959	0.67

	2020		2021
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipment (Note 13)
Entities under common control
Pembangunan Perumahan	—	—	309	1.02
INTI	57	0.19	104	0.34
Others	2	0.01	—	—
Total	59	0.20	413	1.36

c.   Balance of accounts with related parties

	2020		2021
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	15,899	6.47	31,100	11.26
Other current financial assets (Note 5)	1,108	0.45	329	0.12
Trade receivables - net (Note 6)	2,343	0.95	1,378	0.50
Contract assets
Majority stakeholder
Ministry of Finance	49	0.02	7	0.00
Entities under common control
Government agencies	487	0.20	389	0.14
Taspen	165	0.07	167	0.06
Others (each below Rp75 billion)	414	0.17	227	0.08
Sub-total	1,066	0.44	783	0.28
Associated companies	1	0.00	1	0.00
Other related entities	2	0.00	—	—
Total	1,118	0.46	791	0.28
Other current assets
Entities under common control
MoCI	4,376	1.78	4,749	1.72
Others	50	0.02	49	0.02
Sub-total	4,426	1.80	4,798	1.74
Associated companies
Teltranet	107	0.04	—	—
Total	4,533	1.84	4,798	1.74
Other non-current assets
Entities under common control
MoCI	1,237	0.50	1,573	0.57
Others	20	0.01	25	0.01
Sub-total	1,257	0.51	1,598	0.58
Other related entities	2	0.00	—	—
Total	1,259	0.51	1,598	0.58

	2020		2021
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 17)
Majority stockholder
Ministry of Finance	1	0.00	8	0.01
Entities under common control
MoCI	1,204	0.96	1,329	1.01
Indosat	31	0.02	144	0.11
Others (each below Rp75 billion)	378	0.30	386	0.29
Sub-total	1,613	1.28	1,859	1.41
Other related entities	470	0.37	—	—
Associated companies	73	0.06	5	0.00
Total	2,157	1.71	1,872	1.42

Accrued expenses
Majority stockholder
Ministry of Finance	4	0.00	3	0.00
Entities under common control
PLN	98	0.08	81	0.06
State-owned banks	40	0.03	40	0.03
Others	6	0.00	7	0.01
Sub-total	144	0.11	128	0.10
Other related entities	—	—	—	—
Total	148	0.11	131	0.10

	2020		2021
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Contract liabilities
Majority stockholder
Ministry of Finance	97	0.08	19	0.01
Entities under common control
Government agencies	799	0.64	295	0.23
MoCl	218	0.17	118	0.09
Others (each below Rp75 billion)	354	0.28	229	0.17
Sub-total	1,371	1.09	642	0.49
Associated companies	1	0.00	2	0.00
Other related entities	4	0.00	1	0.00
Total	1,473	1.17	664	0.50

Customer deposits	20	0.02	19	0.01
Short-term bank loans (Note 20)	3,797	3.03	1,578	1.20
Two-step loans (Note 21a)	568	0.45	355	0.27
Long-term bank loans (Note 21c)	17,026	13.58	17,630	13.46
Other borrowings (Note 21d)	3,645	2.91	2,605	1.99

Schedule of remuneration of the Board of Commissioners and key management personnel

	2019		2020		2021
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	270	0.29	263	0.28	347	0.35
Board of Commissioners	123	0.13	108	0.12	140	0.14